Leases - Assets by Type which Nomura Leases on Operating Leases (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
Leases [Line Items]
Cost		¥ 18,208	¥ 14,880
Accumulated depreciation		(2,715)	(1,946)
Net carrying amount		15,493	12,934
Real estate [Member]
Leases [Line Items]
Cost	[1]	3,105	3,448
Accumulated depreciation	[1]	(1,460)	(1,443)
Net carrying amount	[1]	1,645	2,005
Aircraft [Member]
Leases [Line Items]
Cost		15,103	11,432
Accumulated depreciation		(1,255)	(503)
Net carrying amount		¥ 13,848	¥ 10,929

[1]	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.